Retained earnings (Tables)	12 Months Ended
Dec. 31, 2025
Retained earnings [abstract]
Summary of Distribution Towards Legal Reserve and Cash Dividend	The appropriations and dividends per share (including cash distribution from capital surplus) are as follows:

	2023		2024		2025 (Note)
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	190,237		146,812		31,138
Cash dividend	1,309,032	1.80	872,688	1.20	—	—
Cash distribution from capital surplus	—	—	—	—	860,979	1.23

Note: The appropriation of 2025 earnings has not yet been resolved in the shareholders’ meeting.